MH Elite Small Cap Fund of Funds
MH Elite Small Cap Fund of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Small Cap Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	1.20%
Total Annual Fund Operating Expenses		2.45%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Small Cap Fund of Funds	251	792	1,388	3,159

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.02% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of small and micro-capitalization companies. The Fund’s adviser currently considers small capitalization companies to be those with market capitalization of  $2 billion or less and considers micro-capitalization companies to be those with market capitalization of  $500 million or less. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based small companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks.  Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

·      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Small Cap Fund of Funds Callendar Year Total Returns

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.65% (quarter ending 12/31/1999) and the lowest return for a quarter was -27.83% (quarter ending 12/31/2008).
MH Elite Small Cap Fund of Funds Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds - Comparison Index - Russell 2000 (reflects no deductions for fees, expenses, or taxes)	26.86%	4.47%	6.33%
MH Elite Small Cap Fund of Funds	21.82%	1.49%	4.84%
MH Elite Small Cap Fund of Funds Return after taxes on distributions	21.82%	0.67%	4.05%
MH Elite Small Cap Fund of Funds Return after taxes on distributions and sale of fund shares	14.18%	0.57%	3.53%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Fund of Funds
MH Elite Fund of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.96%
Total Annual Fund Operating Expenses		2.21%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Fund of Funds	226	714	1,251	2,848

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.43% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of mid and large-capitalization companies. The Fund’s adviser currently considers mid cap companies to have a market capitalization of between  $2 billion and  $10 billion and considers large-cap companies to have a market capitalization greater than  $10 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based mid and large cap companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Fund of Funds Calendar Year Total Returns

[1] 2004 Return is from inception: 1/13/2004 to 12/31/2004
During the 7-year period shown in the bar chart, the highest return for a quarter was 18.93% (quarter ending 02/28/2009) and the lowest return for a quarter was -23.30% (quarter ending 12/31/2008).
MH Elite Fund of Funds Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	Since Inception
MH Elite Fund of Funds Russell 1000 (reflects no deductions for fees, expenses, or taxes)	16.10%	2.59%	4.09%	[1]
MH Elite Fund of Funds	14.73%	1.33%	3.16%	[1]
MH Elite Fund of Funds Return after taxes on distributions	14.73%	0.83%	2.73%	[1]
MH Elite Fund of Funds Return after taxes on distributions and sale of fund shares	9.57%	0.71%	2.35%	[1]
[1]	Fund Inception Date 01/13/2004

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Select Portfolio of Funds
MH Elite Select Portfolio of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Select Portfolio of Funds
Investment Advisory Fees		1.75%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	1.21%
Total Annual Fund Operating Expenses		3.21%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Select Portfolio of Funds	329	1,307	1,818	4,138

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.49% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds). The underlying funds will represent a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. Natural resources portfolios focus on commodity based industries such as energy (e.g. oil, natural gas and nuclear), wind, water, solar chemicals, minerals (e.g. coal) and forest products in the U.S. or outside the U.S. Precious metals portfolios focus on mining stocks that are engaged in the exploration, mining, development and distribution of metals and minerals such as gold, silver, platinum, diamonds, copper and nickel. Underlying funds that in invest in real estate will own real estate companies, businesses supplying services to the real estate market and REITS, real estate investment trusts that own and operate real estate properties. In addition, the Fund may invest in long/short and/or short only funds. An underlying fund may also use derivatives such as options and futures contracts as a substitute for investing directly in equity securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The Fund has no restrictions on fund styles or on the average market capitalization of the underlying funds. There are also no geographic limits on the Fund’s non-U.S. investments. Under normal conditions, the Fund will invest at least 50% of its total assets in underlying funds that invest in non-U.S. companies.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification, a change in the underlying fund’s portfolio manager or a reweighting of asset classes by the Fund’s Adviser.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

·      Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries.

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

·      Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks.  The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

· Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets.
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Select Portfolio of Funds Calendar Year Total Returns

[1] 2006 Return is from inception: 4/6/2006 to 12/31/2006
During the 5-year period shown in the bar chart, the highest return for a quarter was 14.97% (quarter ending 02/28/2009) and the lowest return for a quarter was -17.09% (quarter ending 12/31/2008).
MH Elite Select Portfolio of Funds Average Annual Total Return Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception
MH Elite Select Portfolio of Funds - Comparison Index - S&P 500 (reflects no deductions for fees, expenses, or taxes)	15.06%	0.98%	[1]
MH Elite Select Portfolio of Funds	12.85%	0.82%	[1]
MH Elite Select Portfolio of Funds Return after taxes on distributions	12.85%	0.81%	[1]
MH Elite Select Portfolio of Funds Return after taxes on distributions and sale of fund shares	8.35%	0.69%	[1]
[1]	Fund Inception Date 04/06/2006

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Income Fund of Funds
MH Elite Income Fund of Funds
Investment Objective
The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Income Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.75%
Total Annual Fund Operating Expenses		2.00%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
MH Elite Income Fund of Funds	205	646

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report a turnover rate.

Principal Investment Strategies

MH Elite Income Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities that are backed by the full faith and credit of the U.S. Government, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The credit quality of the bonds purchased by the underlying funds will range from unrated junk bonds to investment grade. The underlying funds will also invest in bonds of various maturities. The Fund may also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and common stocks, whereby the stock allocation is less than 40%, and equity funds that invest in dividend paying common stocks to generate income. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in debt securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification or a change in the underlying fund’s portfolio manager.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

·      Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

·      Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;

·      Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

·      Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

·      Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

·      Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid,  harder to value and are subject to greater price volatility than higher credit quality securities;

·      Interest Rate Risk - When interest rates rise, debt security prices generally fall. The opposite is also generally true, debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the bond and stock market and general economic conditions. There is the chance that bond and stock prices overall will decline because markets tend to move in cycles, with periods of rising and falling prices and interest rates;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have   an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves;

Performance Information

During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report performance information. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MH Elite Portfolio of Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001054816
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug 10, 2011
MH Elite Small Cap Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MH Elite Small Cap Fund of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.02% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of small and micro-capitalization companies. The Fund’s adviser currently considers small capitalization companies to be those with market capitalization of  $2 billion or less and considers micro-capitalization companies to be those with market capitalization of  $500 million or less. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based small companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks.  Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

·      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MH Elite Small Cap Fund of Funds Callendar Year Total Returns
Annual Return 2001	rr_AnnualReturn2001	8.09%
Annual Return 2002	rr_AnnualReturn2002	(22.61%)
Annual Return 2003	rr_AnnualReturn2003	45.27%
Annual Return 2004	rr_AnnualReturn2004	15.72%
Annual Return 2005	rr_AnnualReturn2005	6.09%
Annual Return 2006	rr_AnnualReturn2006	13.04%
Annual Return 2007	rr_AnnualReturn2007	(1.88%)
Annual Return 2008	rr_AnnualReturn2008	(39.55%)
Annual Return 2009	rr_AnnualReturn2009	31.65%
Annual Return 2010	rr_AnnualReturn2010	21.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 27.65% (quarter ending 12/31/1999) and the lowest return for a quarter was -27.83% (quarter ending 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 1999
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	MH Elite Small Cap Fund of Funds Average Annual Total Returns Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (and/or Service) (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	251
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,159
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	4.84%
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	4.05%
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	3.53%
MH Elite Small Cap Fund of Funds | - Comparison Index - Russell 2000 (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
MH Elite Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MH Elite Fund of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.43% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MH Elite Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of mid and large-capitalization companies. The Fund’s adviser currently considers mid cap companies to have a market capitalization of between  $2 billion and  $10 billion and considers large-cap companies to have a market capitalization greater than  $10 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based mid and large cap companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MH Elite Fund of Funds Calendar Year Total Returns
Annual Return 2004	rr_AnnualReturn2004	9.00%
Annual Return 2005	rr_AnnualReturn2005	6.84%
Annual Return 2006	rr_AnnualReturn2006	11.92%
Annual Return 2007	rr_AnnualReturn2007	6.37%
Annual Return 2008	rr_AnnualReturn2008	(40.18%)
Annual Return 2009	rr_AnnualReturn2009	30.75%
Annual Return 2010	rr_AnnualReturn2010	14.73%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] 2004 Return is from inception: 1/13/2004 to 12/31/2004
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 7-year period shown in the bar chart, the highest return for a quarter was 18.93% (quarter ending 02/28/2009) and the lowest return for a quarter was -23.30% (quarter ending 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Feb 28, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	MH Elite Fund of Funds Average Annual Total Returns Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Fund of Funds | MH Elite Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (and/or Service) (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,848
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[3]
MH Elite Fund of Funds | MH Elite Fund of Funds | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[3]
MH Elite Fund of Funds | MH Elite Fund of Funds | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[3]
MH Elite Fund of Funds | Russell 1000 (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[3]
MH Elite Select Portfolio of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MH Elite Select Portfolio of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.49% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds). The underlying funds will represent a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. Natural resources portfolios focus on commodity based industries such as energy (e.g. oil, natural gas and nuclear), wind, water, solar chemicals, minerals (e.g. coal) and forest products in the U.S. or outside the U.S. Precious metals portfolios focus on mining stocks that are engaged in the exploration, mining, development and distribution of metals and minerals such as gold, silver, platinum, diamonds, copper and nickel. Underlying funds that in invest in real estate will own real estate companies, businesses supplying services to the real estate market and REITS, real estate investment trusts that own and operate real estate properties. In addition, the Fund may invest in long/short and/or short only funds. An underlying fund may also use derivatives such as options and futures contracts as a substitute for investing directly in equity securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The Fund has no restrictions on fund styles or on the average market capitalization of the underlying funds. There are also no geographic limits on the Fund’s non-U.S. investments. Under normal conditions, the Fund will invest at least 50% of its total assets in underlying funds that invest in non-U.S. companies.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification, a change in the underlying fund’s portfolio manager or a reweighting of asset classes by the Fund’s Adviser.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

·      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

·      Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

·      Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries.

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

·      Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks.  The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

		· Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MH Elite Select Portfolio of Funds Calendar Year Total Returns
Annual Return 2006	rr_AnnualReturn2006	(3.20%)
Annual Return 2007	rr_AnnualReturn2007	11.78%
Annual Return 2008	rr_AnnualReturn2008	(34.62%)
Annual Return 2009	rr_AnnualReturn2009	30.40%
Annual Return 2010	rr_AnnualReturn2010	12.85%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] 2006 Return is from inception: 4/6/2006 to 12/31/2006
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 5-year period shown in the bar chart, the highest return for a quarter was 14.97% (quarter ending 02/28/2009) and the lowest return for a quarter was -17.09% (quarter ending 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Feb 28, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	MH Elite Select Portfolio of Funds Average Annual Total Return Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.75%
Distribution (and/or Service) (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,138
1 Year	rr_AverageAnnualReturnYear01	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[4]
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%	[4]
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[4]
MH Elite Select Portfolio of Funds | - Comparison Index - S&P 500 (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[4]
MH Elite Income Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MH Elite Income Fund of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report a turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MH Elite Income Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities that are backed by the full faith and credit of the U.S. Government, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The credit quality of the bonds purchased by the underlying funds will range from unrated junk bonds to investment grade. The underlying funds will also invest in bonds of various maturities. The Fund may also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and common stocks, whereby the stock allocation is less than 40%, and equity funds that invest in dividend paying common stocks to generate income. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in debt securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification or a change in the underlying fund’s portfolio manager.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

·      Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

·      Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

·      Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;

·      Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

·      Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

·      Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

·      Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

·      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

·      High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid,  harder to value and are subject to greater price volatility than higher credit quality securities;

·      Interest Rate Risk - When interest rates rise, debt security prices generally fall. The opposite is also generally true, debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes;

·      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

·      Market Risk - The value of your investment in the Fund will fluctuate in response to the bond and stock market and general economic conditions. There is the chance that bond and stock prices overall will decline because markets tend to move in cycles, with periods of rising and falling prices and interest rates;

·      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have   an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

·      Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves;

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report performance information. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index.

MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (and/or Service) (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Fund Inception Date 01/13/2004
[4]	Fund Inception Date 04/06/2006
[5]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.